Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal insured limit	$ 250,000		$ 250,000
Short term deferred revenue	8,973,447		9,888,275	$ 10,552,683
Product Revenue	$ 3,279,966	$ 3,795,242
Risk-free rate	3.41%
Deferred revenue carry forward			9,888,275	10,552,683
Research and Development Expenses	$ 2,028,821	2,731,899
Advertising	55,916	69,975	69,975	283,276
Impairment losses			0	31,721
Other comprehensive loss	2,244		10,106
Comprehensive income	17,910
Customer Loss [Member]
Short term deferred revenue	4,059,406		4,168,016	4,593,474
Deferred revenue carry forward	3,262,697	3,515,745	9,888,275	10,552,683
Long term deffered revanues	4,693,897		4,805,431	5,295,251
Mr Haung
Advance due from founders	$ 1,350,000		1,900,000
Black-Scholes Model
Risk-free rate	3.41%
volatility	39.40%
Warrants exercise price	$ 23.18
Stock price	$ 2.88
warrants	$ 15,418
Customer one [Member]
Revenue Recognized	$ 51,975	$ 55,602	$ 80,929	$ 96,070
Concentration of Credit	50.00%		28.00%	18.00%
Revanues Credit risk			17.00%
Accounts receivable interest rate	37.00%		42.00%
Risk free interest				28.00%
Customer Two [Member]
Revenue Recognized	$ 3,795,242		$ 4,912,258	$ 4,889,121
Concentration of Credit	16.00%		17.00%	17.00%
Accounts receivable interest rate	28.00%		19.00%
Risk free interest				22.00%
Customer Three [Member]
Concentration of Credit			28.00%	16.00%
Accounts receivable interest rate	20.00%		14.00%
Risk free interest				18.00%
Customer Four [Member]
Accounts receivable interest rate			10.00%
Mr Xu [Member]
Advance due from founders	$ 200,000		$ 1,300,000
Founder [Member]
Advance due from founders	$ 1,750,000		$ 600,000